Consolidated Statement of Comprehensive Income - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Consolidated Statement of Comprehensive Income
Net income (loss)	$ 919	$ (142)	$ 1,080	$ (1,817)
Items that will not be subsequently reclassified to income statement
Translation adjustments	(1,786)	740	(11,249)	498
Retirement benefit obligations	(209)	(151)	(200)	(142)
Fair value adjustment to investment in equity securities	39	(54)	(209)	(93)
Total items that will not be subsequently reclassified to income statement, net of tax	(1,956)	535	(11,658)	263
Items that may be subsequently reclassified to income statement
Translation adjustments	885	(221)	5,128	70
Net investments hedge	(119)	33	(639)	24
Cash flow hedge	(49)		15
Total of items that may be subsequently reclassified to income statement, net of tax	717	(188)	4,504	94
Total comprehensive income (loss)	(320)	205	(6,074)	(1,460)
Comprehensive income (loss) attributable to noncontrolling interests	(53)	3	(129)	(35)
Comprehensive income (loss) attributable to Vale's stockholders	$ (267)	$ 202	$ (5,945)	$ (1,425)